Provisions - Main Data of Defined Benefit Plans (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net provision	€ 440	€ 338
Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	395	309
Net provision	440	338
Net assets	45	29
Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	1,089	913	€ 960
Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(894)	(870)	(774)
Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	195	43
Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	200	266
Germany | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	133	107
Net provision	143	117
Net assets	10	10
Germany | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	236	208	322
Germany | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(103)	(101)	(99)
Germany | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	133	107
Germany | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Brazil | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	187	137
Net provision	201	138
Net assets	14	1
Brazil | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	764	622	549
Brazil | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(777)	(751)	(660)
Brazil | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(13)	(129)
Brazil | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	200	266
Hispam | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	74	64
Net provision	86	75
Net assets	12	11
Hispam | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	74	64	67
Hispam | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Hispam | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	74	64
Hispam | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Others | Operating segments | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	1	1
Net provision	10	8
Net assets	9	7
Others | Operating segments | Obligation | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	15	19	22
Others | Operating segments | Assets | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	(14)	(18)	€ (15)
Others | Operating segments | Net provision before asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	1	1
Others | Operating segments | Asset ceiling | Post-employment defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Total	€ 0	€ 0